Annual Total Returns - Class R6	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nuveen Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	1.43%	5.64%	(13.24%)	(1.81%)	7.49%	8.38%	(0.02%)	3.42%	2.38%	0.53%
Nuveen Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.66%	6.34%	(13.24%)	(0.96%)	7.87%	9.35%	(0.38%)	4.47%	4.21%	0.72%
Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.56%	6.04%	(14.01%)	(1.03%)	7.45%	8.73%	0.33%	4.51%	3.19%	1.18%
Nuveen Core Plus Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	3.11%	7.03%	(13.32%)	(0.33%)	7.98%	9.47%	(0.25%)	4.81%	4.66%	0.63%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	0.78%	6.08%	(9.05%)	1.31%	4.33%	7.84%	1.64%	4.91%	(0.80%)	2.39%
Nuveen Green Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	3.06%	6.44%	(12.98%)	(0.60%)	8.59%	8.92%
Nuveen High Yield Fund
Prospectus [Line Items]
Annual Return [Percent]	7.89%	13.02%	(9.83%)	4.79%	2.23%	16.21%	(2.66%)	5.65%	16.45%	(3.72%)
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.21%	5.21%	(3.79%)	0.22%	4.61%	5.06%
Nuveen Short Term Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.31%	5.41%	(2.89%)	0.18%	3.57%	4.25%	1.46%	1.88%	2.07%	0.96%
Nuveen Short Term Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	4.39%	4.62%	(3.78%)	(0.57%)	3.28%	3.89%	1.49%	0.69%	0.98%
Nuveen Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	5.19%	5.05%	1.48%	none	0.44%	2.11%	1.72%	0.75%	0.29%	0.02%